Weighted-average Assumptions Used to determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Rate of salary increase	2.30%	2.30%	2.30%
Expected long-term rate of return	3.00%	3.00%	4.00%
Foreign plans | Lower limit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.60%	6.90%	5.50%
Rate of salary increase	1.50%	1.50%	2.90%
Expected long-term rate of return	6.50%	6.50%	6.50%
Foreign plans | Upper limit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.50%	8.00%	6.80%
Rate of salary increase	5.30%	6.40%	6.40%
Expected long-term rate of return	8.00%	8.00%	8.00%